Long-Term Debt and Borrowing Arrangements (Details) - Schedule of Related Party Revolving Credit Arrangements - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Available Capacity	$ 3,914	$ 3,172
Due December 2026 [Member]
Line of Credit Facility [Line Items]
Available Capacity	$ 3,914	$ 3,172